Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities [Abstract]
Financial Assets
The financial assets and liabilities as of December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Financial assets
Valued at amortized cost
Cash and cash equivalents	$94,733	$39,567
Restricted cash	2,059	48,203
Trade receivables	334,886	305,064
Other accounts receivable	143,587	69,118
Related parties	39,468	65,057
Total current financial assets	$614,733	$527,009

Financial Liabilities

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$35,030	$57,106
Trade payables	437,382	437,005
Accounts payable and accrued expenses	466,077	438,712
Related parties	165,280	144,966
Total short-term portion of the financial debt	1,103,769	1,077,789
Long-term financial debt	32,475	65,601
Total financial liabilities	$1,136,244	$1,143,390

Information for Financing
The information for financing as of December 31, 2022 and 2021 is summarized as follows:

	2022		2021
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.	$6,946	$6,720	$7,076	$11,103
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing in November 2019.

In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained two grace periods of 3 months each for the principal payment from April to September 2020, extending the term of the loan to January 2022.

On June 19, 2021, a new agreement was signed with the finance company in order to extend the amortization period for a total amount of $19.9 million at a fixed rate of 12.9%, with monthly payments of principal and interest and maturity in June 2024.

On August 2, 2022, a new agreement was signed with the financial company in order to extend the amortization period, for a total amount of $15.4 million at a fixed rate of 13.0%, with monthly payments of principal and interest and maturing in December 2024.

	2022		2021
	Short-term	Long-term	Short-term	Long-term
Banco Autofin México, S.A. Institución de Banca Múltiple	4,257	3,000	14,732	7,257
Five simple lines of credit with mortgage guarantee initially contracted for $25.5, $45.8, $34.6, $21.6 and $8.4 million at a variable rate of 28-day TIIE plus 450 base points, with monthly payments of principal and interest and maturing in September 2024. The credit for $25.5 was settled on January 14, 2022. The credits for $45.8, $34.6 and $8.4 were settled on July 29, 2022.

On November 26, 2018, a new credit line for $20.0 million was drawn down at a 28-day TIIE variable rate plus 550 base points and due in November 2023. This credit was settled on January 27, 2023.

In order to deal with the effects of the Covid-19 pandemic, the Company obtained a 6-month grace period in the principal payment of 4 of the 6 lines, the period applies from January to June of 2020, extending the maturity of these lines accordingly.
INPIASA, S.A. de C.V.	403	-	1,044	-
Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.

In 2022, an amending agreement was signed with INPIASA in order to extend the amortization period, maturing in December 2024.
Banco del Bajío, S.A.	-	-	4,519	20,715
First drawdown for $12.0 million line of credit line with a mortgage guarantee for $30.0 million, variable rate of TIIE 28 days plus 600 points, with monthly payments of principal and interest, maturing in July 2027.

The second drawdown for $18.0 million was made on February 23, 2022, variable rate of TIIE 28 days plus 600 points, with monthly payments of principal and interest, due in July 2027.

It corresponds from the agreements reached with Fibra FUNO, August 2022, it was approved by Banco del Bajío, to carry out the assignment of said credit in favor of Fibra Uno.

	2022		2021
	Short-term	Long-term	Short-term	Long-term
Others investors	12,561	-	17,970	-
Two unsecured loans were contracted, each for $6.0 million at a fixed annual rate of 15.0%, with principal and interest payments due, originally in October 2020. In January 2021, a principal payment of $1.0 million was made to each line. As part of the negotiations carried out by the Company, new conditions were agreed for each line, increasing the interest rate by 0.25%, as well as extending the maturity date in October 2023.

In July 2021, a credit line with multiple drawdowns was contracted, the first being made on July 28, 2021. The balance as of December 31, 2022, is $5,061 million with a rate of 15% and maturing in September 2023.

Hewlett Packard	137	350	137	485
In January 2022, an additional line was contracted for $622.5 thousand pesos, at a fixed rate of 9.87%, monthly payments of principal and interest on unpaid balances with maturity in December 2025.

On July 14, 2022, the contract was renegotiated with the following conditions: a fixed rate of 11.20%, monthly payments of principal and interest on unpaid balances, and maturity in September 2026.

Interest payable	2,174	-	670	-
	26,478	10,070	46,148	39,560

Payable in US dollars
Hewlett Packard	5,258	19,074	7,429	18,983
Two lines of credit for $607.8 dollars and $201.6 dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal for the months of May to July, extending the term of each credit line 3 months.

In order to continue with the Company’s technological transformation strategy, 3 additional simple credit lines were contracted for $86.6 thousand dollars, $96.9 thousand dollars and $ 252.1 thousand dollars, at a fixed rate of 5.96%, 7.16% and 4.58% fixed annual, respectively, monthly payments of principal and interest on unpaid balances and maturing in March, April and August 2025.

In January 2021, two additional lines were contracted for $43.3 thousand dollars and $385.0 thousand dollars, at a fixed rate of 5.14% and 4.76%, monthly payments of principal and interest on unpaid balances and maturity in December 2025.

On July 14, 2022, the contracts were renegotiated with the following conditions for each line, increasing the rate by 0.25%, as well as extending the maturity date for one year.

PNC, Bank, N.A.	3,294	3,331	3,529	7,058
Line of credit with collateral for $860 thousand dollars, at a fixed rate of 4.40%, semiannual payments of principal and interest on unpaid balances and maturing in July 2024.
	8,552	22,405	10,958	26,041
	$35,030	$32,475	$57,106	$65,601

Maturity of Long-term Financial Debt
The maturity of the long-term financial debt as of December 31, 2022 and 2021 is as follows:

	2022	2021
Maturity
2023	$-	$22,121
2024	16,617	21,762
2025	6,362	10,400
2026	5,556	8,682
2027	3,940	2,636
	$32,475	$65,601